CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                January 25, 2012



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


              Re: First Trust Exchange-Traded AlphaDEX(R) Fund II
                  -----------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 5 and under the Investment Company Act of 1940, as amended, Amendment No. 6 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund and First Trust Switzerland AlphaDEX(R) Fund. (the "Funds").

      The prospectus and statement of additional included in the Amendment reflect certain changes in response to comments by the Securities and Exchange Commission regarding this filing.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By:  /s/ Morrison C. Warren
                                             -----------------------------------
                                             Morrison C. Warren

Enclosures